Related-party balances and transactions (Details 2) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue	R$ 6,257	R$ 4,000	R$ 4,234
Expense from transactions with related parties	380,693	395,586	370,399
Deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	42,158	37,889	13,492
UOL - deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	22,173	20,251	3,797
UOL Edtech Tecnologia - deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	323	15,753	9,695
Web Jump Desing em Informática Ltda - deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	1,232	931	0
Ingresso.com Ltda - deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	2,439	954	0
UOL Cursos Tec. Ed. Ltda. - deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	10,285	0	0
Invillia Desenvolvimento de produtos Digitais Ltda - deposits
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	5,706	0	0
Others transactions and services
Disclosure of transactions between related parties [line items]
Revenue	6,257	4,000	4,234
Expense from transactions with related parties	338,535	357,697	356,907
UOL sales of service
Disclosure of transactions between related parties [line items]
Revenue	3,134	3,115	3,221
Expense from transactions with related parties	68,815	83,462	92,664
Digital Services UOL S.A. - sales of services [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	907	2,339	2,887
Compasso Tecnologia Ltda. - sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	7,850	0	0
Compasso UOL S.A.- sales of services [Member]
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	147,850	136,726	102,912
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	5,619	2,096	0
Edge UOL Tecnologia Ltda - sales of services
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	2,220	0	0
UOL - shared service costs
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Expense from transactions with related parties	98,525	121,809	141,915
Digital Services UOL S.A - borrowing
Disclosure of transactions between related parties [line items]
Revenue	2,200	0	0
Expense from transactions with related parties	0	0	0
Others
Disclosure of transactions between related parties [line items]
Revenue	923	885	1,013
Expense from transactions with related parties	R$ 6,749	R$ 11,265	R$ 16,529